Financial assets pledged as collateral (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets Financial Pledged As Collateral [Abstract]
Held for trading		R$ 801,182	R$ 6,282,141
Brazilian government securities		801,182	6,282,141
Available for sale	[1]	59,482,796	64,275,415
Brazilian government securities		53,039,884	55,530,423
Corporate debt securities		825,287	3,899,878
Bank debt securities		4,904,070	4,742,273
Brazilian sovereign bonds		713,555	102,841
Held to maturity		0	431
Brazilian government securities		0	431
Loans and advances to banks		123,691,195	84,728,590
Interbank investments	[2]	123,691,195	84,728,590
Total		R$ 183,975,173	R$ 155,286,577

[1]	In 2017, includes unrealized gains of R$ 3,246,351 thousand (2016 - R$ 2,052,366 thousand) and unrealized losses of R$ 557,974 thousand (2016 - R$ 1,443,642 thousand); and
[2]	Refers to reverse repurchase agreements in which the underlying security has subsequently been sold in a separate repurchase agreement.